Financial obligations - Additional information (Details)							1 Months Ended				12 Months Ended
	Oct. 29, 2020 USD ($)	Jul. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jun. 27, 2016 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2020	Apr. 30, 2018	Jun. 27, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Oct. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 02, 2009 USD ($)
Disclosure of Financial obligations [Line Items]
Bank loans											$ 55,000,000	$ 65,793,000	$ 95,000,000		$ 95,000,000
Equity											$ 2,968,200,000	$ 2,799,857,000	$ 3,029,565,000		$ 3,063,627,000
Minimum
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate											2.00%	1.65%
Maximum
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate											2.95%	3.70%
LIBOR
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis											2.15%
Spread on variable interest rate											2.15%
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount					$ 275,000,000				$ 275,000,000		$ 275,000,000	$ 275,000,000
Borrowings, interest rate basis									Three-month LIBOR plus 3%
Borrowings, adjustment to interest rate basis					3.00%				3.00%
Borrowings, maturity					June 30, 2021
Borrowings Modified Repayment Terms					six semiannual installments
Borrowings Periodic Repayment Amount					$ 39,285,714				$ 39,285,714
Final installment					$ 39,285,716
Grace Period					2 years
Spread on variable interest rate					3.00%				3.00%
Compaa de Minas Buenaventura S.A.A. [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio					4
Equity					$ 2,711				$ 2,711
Compaa de Minas Buenaventura S.A.A. [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio					3.0
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 161,893,850
Bank loans												10,793,000
Deferred periodic payment		$ 5,396,000	$ 5,396,000
Banco De Credito Del Peru - New Financial Obligation [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio				1.3
Banco De Credito Del Peru - New Financial Obligation [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio				1.0
Indebtedness ratio				2.25
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 113,325,695
Borrowings, interest rate				3.76%
Borrowings, maturity				October 2024
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 48,568,155
Borrowings, interest rate basis				Three-month LIBOR plus 2.39 percent
Borrowings, adjustment to interest rate basis				2.39%
Borrowings, maturity				October 2026
Spread on variable interest rate				2.39%
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 103,373,000				$ 103,373,000	$ 61,667,000	$ 66,667,000		$ 119,000,000
Borrowings, interest rate basis						LIBOR 30 days plus 2.10 percent (three -month LIBOR plus 2.75 percent					LIBOR 30 days plus 2.10 percent (three -month LIBOR plus 2.75 percent
Borrowings, adjustment to interest rate basis						2.75%				2.75%	2.75%
Borrowings, maturity						November 2020					November 2020
Final installment	$ 44,191,000					$ 68,905,000				$ 68,905,000	$ 44,191,000
Spread on variable interest rate						2.75%				2.75%	2.75%
Banco de Credito del Peru [member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio											1.1
Equity																$ 30,000,000
Syndicated Term Loan
Disclosure of Financial obligations [Line Items]
Term of debt							5 years	4 years
Number of semi-annual installments											41,200,000
Periodic payment											$ 55,000,000
Final payment											$ 68,750,000
Syndicated Term Loan | LIBOR
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis											1.90%
Spread on variable interest rate											1.90%